Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2011
Schedule IV - Reinsurance

TORCHMARK CORPORATION

SCHEDULE IV. REINSURANCE (CONSOLIDATED)

(Amounts in thousands)

	Gross Amount	Ceded to Other Companies(1)	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net

For the Year Ended December 31, 2011:
Life insurance in force	$144,778,793	$738,935	$4,414,247	$148,454,105	3.0%

Premiums:(2)
Life insurance	$1,675,307	$4,716	$31,311	$1,701,902	1.8%
Health insurance	931,751	2,285	0	929,466	0%

Total premium	$2,607,058	$7,001	$31,311	$2,631,368	1.2%

For the Year Ended December 31, 2010:
Life insurance in force	$140,653,839	$722,577	$4,743,222	$144,674,484	3.3%

Premiums:(2)
Life insurance	$1,618,973	$4,684	$23,419	$1,637,708	1.4%
Health insurance	990,024	2,603	0	987,421	0%

Total premium	$2,608,997	$7,287	$23,419	$2,625,129	.9%

For the Year Ended December 31, 2009:
Life insurance in force	$139,408,962	$744,213	$1,898,360	$140,563,109	1.4%

Premiums:(2)
Life insurance	$1,550,434	$4,647	$18,172	$1,563,959	1.2%
Health insurance	1,020,467	2,756	0	1,017,711	0%

Total premium	$2,570,901	$7,403	$18,172	$2,581,670	.7%

(1)	No amounts have been netted against ceded premium
(2)	Excludes policy charges of $24,950, $26,629, and $28,435, in each of the years 2011, 2010, and 2009, respectively.